PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Deferred channel costs	$ 517,545	$ 441,873
Other receivables	570,176	459,478
Prepaid cost of revenue, sales and marketing expense and others	120,753	69,658
Security deposits	18,725	7,008
Tax receivable	145,401	53,962
Others	29,263	22,250
Total Current	1,401,863	1,054,229
Non-current [Abstract]
Deferred channel costs	14,367	65,446
Other receivables	3,303	1,421
Prepayment of intangible asset	10,517	6,642
Prepayment for purchase of property and equipment (including renovation-in-progress)	33,539	91,788
Security deposits	48,770	33,476
Others	14,025	6,031
Total Non-current	$ 124,521	$ 204,804